Stock-Based Compensation - Weighted-Average Assumptions (Detail)	12 Months Ended
Dec. 31, 2010
Schedule Of Weighted Average Assumptions For Fair Values Of Stock Options [Line Items]
Dividend yield	0.00%
Expected volatility	40.00%
Risk-free interest rate	1.10%
Expected life (in years)	3 years 6 months